RECENT ACCOUNTING PRONOUNCEMENTS - Condensed Consolidated Income Statement (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues	$ 1,221,187	$ 957,322	$ 742,266
Voyage expenses and commission	353,098	395,482	377,772
Net income (loss)	413,006	139,986	$ (8,398)
Basic and diluted earnings per share attributable to the Company (in dollars per share)			$ (0.05)
Adjustments for ASC 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage expenses and commission			$ (2,698)
Net income (loss)			$ (8,850)
Basic and diluted earnings per share attributable to the Company (in dollars per share)			$ 0.05
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage expenses and commission			$ 380,470
Net income (loss)			$ 452
Basic and diluted earnings per share attributable to the Company (in dollars per share)			$ 0
Voyage charter revenues
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues	$ 1,013,068	$ 887,495	$ 690,901
Voyage charter revenues | Adjustments for ASC 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues			(11,548)
Voyage charter revenues | Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage charter revenues			$ 702,449